UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    --------------------

                           The Gabelli Utilities Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                    ----------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                   Date of fiscal year end: December 31, 2003
                                           --------------------

                     Date of reporting period: June 30, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           THE GABELLI UTILITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                     Sincerely yours,




                                                     /S/ BRUCE N. ALPERT
                                                     Bruce N. Alpert
                                                     Chief Operating Officer
August 8, 2003                                       Gabelli Funds, LLC

THE GABELLI UTILITIES FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS -- 89.1%
              ENERGY AND UTILITIES: ELECTRIC -- 16.5%
      60,000  AES Corp.+ ..........$   244,930 $    381,000
      45,000  British Energy plc ..    131,497        2,970
      20,000  Cleco Corp. .........    403,257      346,400
      35,000  DPL Inc. ............    754,639      557,900
       6,000  DTE Energy Co. ......    243,922      231,840
      60,000  Edison International+    746,180      985,800
      40,000  El Paso Electric Co.+    472,166      493,200
       4,000  FPL Group Inc. ......    233,940      267,400
      20,000  Great Plains
                Energy Inc. .......    439,569      577,600
      13,000  Green Mountain
                Power Corp. .......    272,406      260,000
       8,000  Hawaiian Electric
                Industries Inc. ...    349,855      366,800
       9,000  Maine Public
                Service Co. .......    263,394      292,590
                                   ----------- ------------
                                     4,555,755    4,763,500
                                   ----------- ------------
              ENERGY AND UTILITIES: INTEGRATED -- 56.8%
     100,000  Allegheny
                Energy Inc. .......  1,021,300      845,000
       1,500  ALLETE Inc. .........     32,135       39,825
      15,000  Alliant Energy Corp.     282,537      285,450
      10,000  Ameren Corp. ........    415,936      441,000
      60,000  Aquila Inc. .........    145,573      154,800
       5,000  CH Energy Group Inc.     221,063      225,000
       7,000  Cinergy Corp. .......    231,170      257,530
      60,000  CMS Energy Corp. ....    462,629      486,000
      17,000  Constellation Energy
                Group Inc. ........    448,840      583,100
      40,000  DQE Inc. ............    607,116      602,800
      33,000  Duke Energy Corp. ...    746,431      658,350
      40,000  El Paso Corp. .......    404,947      323,200
      16,000  Enel SpA ............    100,877       99,768
      18,000  Energy East Corp. ...    342,891      373,680
       4,000  Entergy Corp. .......    152,640      211,120
      12,000  FirstEnergy Corp. ...    392,677      461,400
       4,200  Florida Public
                Utilities Co. .....     60,350       68,670
       3,000  MGE Energy Inc. .....     94,500       94,140
      20,000  Mirant Corp.+ .......     80,300       58,000
      18,000  NiSource Inc. .......    365,389      342,000
      10,000  Northeast Utilities .    165,918      167,400
      17,000  NSTAR ...............    722,602      774,350
       3,000  Otter Tail Corp. ....     82,030       80,940
      23,000  Pepco Holdings Inc. .    440,764      440,680
      28,000  PG&E Corp.+ .........    365,349      592,200
      12,500  PPL Corp. ...........    408,359      537,500
      15,000  Progress Energy Inc.     644,243      658,500
      17,000  TECO Energy Inc. ....    249,854      203,830
      10,000  TXU Corp. ...........    195,942      224,500
      23,000  Unisource
                Energy Corp. ......    431,615      432,400
      55,500  Utilities
                HOLDRs Trust ......  3,842,104    4,140,300
      35,000  Westar Energy Inc. ..    408,486      568,050
      15,000  Wisconsin
                Energy Corp. ......    327,822      435,000
      35,000  Xcel Energy Inc. ....    515,587      526,400
                                   ----------- ------------
                                    15,409,976   16,392,883
                                   ----------- ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 9.2%
       2,500  Atmos Energy Corp. ..     55,202       62,000
      10,000  Energen Corp. .......    239,277      333,000
       3,000  Laclede Group Inc. ..     73,220       80,400
      22,000  National Fuel
                Gas Co. ...........    460,949      573,100

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
      10,000  Nicor Inc. ..........$   198,513 $    371,100
      11,000  NUI Corp. ...........    159,079      170,720
      20,000  ONEOK Inc. ..........    316,715      392,600
         500  RGC Resources Inc. ..      9,744       11,670
      27,000  Southern Union Co.+ .    414,380      457,380
      10,000  Southwest Gas Corp. .    207,698      211,800
                                   ----------- ------------
                                     2,134,777    2,663,770
                                   ----------- ------------
              ENERGY AND UTILITIES: WATER -- 1.0%
       4,000  Middlesex Water Co. .     91,740       98,560
       8,000  Pennichuck Corp. ....    187,846      197,600
                                   ----------- ------------
                                       279,586      296,160
                                   ----------- ------------
              TELECOMMUNICATIONS: LOCAL -- 5.3%
      15,000  BellSouth Corp. .....    479,309      399,450
      13,000  SBC Communications
                Inc. ..............    448,805      332,150
      20,000  Verizon Communications
                Inc. ..............    756,596      789,000
                                   ----------- ------------
                                     1,684,710    1,520,600
                                   ----------- ------------
              WIRELESS COMMUNICATIONS -- 0.3%
      10,000  Motorola Inc. .......     86,133       94,300
                                   ----------- ------------
              TOTAL COMMON STOCKS . 24,150,937   25,731,213
                                   ----------- ------------
              PREFERRED STOCKS -- 3.5%
              ENERGY AND UTILITIES: INTEGRATED -- 2.6%
       8,800  Cinergy Corp.,
                9.500% Cv. Pfd. ...    440,000      521,312
      12,500  Mirant Trust I,
                6.250% Cv. Pfd.,
                Ser. A ............    454,205      223,125
                                   ----------- ------------
                                       894,205      744,437
                                   ----------- ------------
              TELECOMMUNICATIONS -- 0.9%
       5,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ...    252,750      265,000
                                   ----------- ------------
              TOTAL PREFERRED
                STOCKS ............  1,146,955    1,009,437
                                   ----------- ------------
    PRINCIPAL
     AMOUNT
    ---------
              CONVERTIBLE BONDS -- 1.4%
              ENERGY AND UTILITIES: ELECTRIC -- 1.4%
  $  450,000  AES Corp., Sub. Deb. Cv.,
                4.500%, 08/15/05 ..    340,429      405,000
                                   ----------- ------------
              U.S. GOVERNMENT OBLIGATIONS -- 5.7%
   1,633,000  U.S. Treasury Bills,
                0.801% to 1.096%++,
                07/03/03 to
                09/18/03 ..........  1,631,666    1,631,650
                                   ----------- ------------
              TOTAL
                INVESTMENTS --
                99.7% .............$27,269,987  $28,777,300
                                   ===========
               OTHER ASSETS AND
                 LIABILITIES (NET) -- 0.3% .....     96,321
                                                -----------
              NET ASSETS -- 100.0% .............$28,873,621
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost ...................$27,269,987
                                                ===========
              Gross unrealized appreciation ....$ 2,786,333
              Gross unrealized depreciation .... (1,279,020)
                                                -----------
              Net unrealized appreciation ......$ 1,507,313
                                                ===========

----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $27,269,987) .......     $ 28,777,300
  Dividends and interest receivable ..............           73,155
  Receivable from investments sold ...............            8,320
  Receivable for Fund shares sold ................          226,445
                                                       ------------
  TOTAL ASSETS ...................................       29,085,220
                                                       ------------
LIABILITIES:
  Payable for Fund shares redeemed ...............            5,281
  Payable for investments purchased ..............          142,254
  Payable for investment advisory fees ...........           25,965
  Payable for distribution fees ..................            5,789
  Other accrued expenses and liabilities .........           32,310
                                                       ------------
  TOTAL LIABILITIES ..............................          211,599
                                                       ------------
  NET ASSETS applicable to 3,766,975
    shares outstanding ...........................     $ 28,873,621
                                                       ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ....     $     30,732
  Additional paid-in capital .....................       30,766,949
  Distributions in excess of net investment income       (1,006,662)
  Accumulated net realized loss on investments ...       (2,424,711)
  Net unrealized appreciation on investments .....        1,507,313
                                                       ------------
  TOTAL NET ASSETS ...............................     $ 28,873,621
                                                       ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) ...........................        3,701,379
                                                       ============
  Net Asset Value, offering and redemption
    price per share ..............................            $7.67
                                                              =====
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) ...........................           18,170
                                                             ======
  Net Asset Value and redemption price per
    share price per share ........................            $7.69
                                                              =====
  Maximum sales charge ...........................            5.75%
                                                              =====
  Maximum offering price per share (NAV (DIVIDE) 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price at June 30, 2003) ......            $8.16
                                                              =====
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) ...........................            8,884
                                                              =====
  Net Asset Value, offering and redemption
    price per share ..............................            $7.62(a)
                                                              =====
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) ...........................           38,541
                                                             ======
  Net Asset Value, offering and redemption
    price per share ..............................            $7.64(a)
                                                              =====
-----------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ............................     $   413,122
  Interest .............................          35,328
                                             -----------
  TOTAL INVESTMENT INCOME ..............         448,450
                                             -----------
EXPENSES:
  Investment advisory fees .............          99,218
  Distribution fees ....................          25,918
  Shareholder communications expenses ..          17,157
  Shareholder services fees ............          14,730
  Legal and audit fees .................          13,287
  Trustees' fees .......................          12,113
  Registration fees ....................          11,573
  Custodian fees .......................           4,437
  Miscellaneous expenses ...............           3,228
                                             -----------
  TOTAL EXPENSES .......................         201,661
  Less: Expense reimbursements .........          (1,775)
                                             -----------
  TOTAL NET EXPENSES ...................         199,886
                                             -----------
  NET INVESTMENT INCOME ................         248,564
                                             -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized loss on investments .....        (565,403)
  Net change in unrealized appreciation/
    depreciation on investments ........       3,041,014
                                             -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .....................       2,475,611
                                             -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ....................     $ 2,724,175
                                             ===========

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2003       YEAR ENDED
                                                                                  (UNAUDITED)     DECEMBER 31, 2002
                                                                                 ------------     -----------------
OPERATIONS:
  Net investment income ....................................................     $    248,564      $    305,491
  Net realized loss on investments .........................................         (565,403)         (115,023)
  Net change in unrealized appreciation/depreciation on investments ........        3,041,014        (1,822,900)
                                                                                 ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        2,724,175        (1,632,432)
                                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
  Class AAA ................................................................         (244,065)         (305,491)
  Class A ..................................................................             (624)               --
  Class B ..................................................................           (2,261)               --
  Class C ..................................................................           (1,614)               --
                                                                                 ------------      ------------
                                                                                     (248,564)         (305,491)
                                                                                 ------------      ------------
RETURN OF CAPITAL
  Class AAA ................................................................         (988,440)         (844,040)
  Class A ..................................................................           (2,530)               --
  Class B ..................................................................           (9,157)               --
  Class C ..................................................................           (6,535)               --
                                                                                 ------------      ------------
                                                                                   (1,006,662)         (844,040)
                                                                                 ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................       (1,255,226)       (1,149,531)
                                                                                 ------------      ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................................................       13,724,854         6,269,955
    Class A ................................................................          127,307                --
    Class B ................................................................           74,038                --
    Class C ................................................................          263,169                --
                                                                                 ------------      ------------
  Net increase in net assets from shares of beneficial interest transactions       14,189,368         6,269,955
                                                                                 ------------      ------------
  NET INCREASE IN NET ASSETS ...............................................       15,658,317         3,487,992
                                                                                 ------------      ------------
NET ASSETS:
  Beginning of period ......................................................       13,215,304         9,727,312
                                                                                 ------------      ------------
  End of period ............................................................     $ 28,873,621      $ 13,215,304
                                                                                 ============      ============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware Business Trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $1,798,633. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $1,088,544 of the loss carryforward is available through 2008; $655,271 is available through 2009; and $54,818 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA, A, B, and C of 2.00%, 2.00%, 2.75% and 2.75%, respectively, of average daily net assets. For the six months ended June 30, 2003, the Adviser reimbursed the Fund in the amount of $1,775. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, A, B, andC, respectively. The cumulative amount which the Fund may repay the Adviser is $122,750.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $24,375 and $58 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under its Plan. Class B and Class C Shares incurred distribution costs of $871 and $614, respectively, or 1.00% of average daily net assets, the annual limitation under each plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $15,872,832 and $3,053,214, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $30,712 to Gabelli & Company, Inc. Gabelli & Company has informed the Fund that it received commissions (sales charges and underwriting fees) from investors on sales or redemptions of Fund shares in the amount of $867.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2003                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2002
                                                     -------------------------------------------------------------
                                                                                CLASS AAA
                                                     -------------------------------------------------------------
                                                          SHARES          AMOUNT         SHARES           AMOUNT
                                                     ------------      ------------    -----------     -----------
Shares sold ........................................  3,174,303      $ 23,171,304       1,489,471      $11,221,609
Shares issued upon reinvestment of dividends .......    133,179           937,089         134,423        1,024,609
Shares redeemed .................................... (1,504,238)      (10,383,540)       (791,745)      (5,976,263)
                                                     ----------      ------------       ---------      -----------
    Net increase ...................................  1,803,244      $ 13,724,854         832,149      $ 6,269,955
                                                     ==========      ============       =========      ===========

                                                                CLASS A
                                                     -----------------------------
                                                          SHARES          AMOUNT
                                                     ------------    -------------
Shares sold ........................................     18,689      $    131,480
Shares issued upon reinvestment of dividends .......        335             2,514
Shares redeemed ....................................       (854)           (6,687)
                                                     ----------      ------------
    Net increase ...................................     18,170      $    127,307
                                                     ==========      ============

                                                                CLASS B
                                                     -----------------------------
                                                          SHARES          AMOUNT
                                                     ------------    -------------
Shares sold ........................................     37,131      $    272,522
Shares issued upon reinvestment of dividends .......      1,255             8,307
Shares redeemed ....................................    (29,502)         (206,791)
                                                     ----------      ------------
    Net increase ...................................      8,884      $     74,038
                                                     ==========      ============

                                                                CLASS C
                                                     -----------------------------
                                                          SHARES          AMOUNT
                                                     ------------    -------------
Shares sold ........................................     41,560      $    286,831
Shares issued upon reinvestment of dividends .......      1,112             8,149
Shares redeemed ....................................     (4,131)          (31,811)
                                                     ----------      ------------
    Net increase ...................................     38,541      $    263,169
                                                     ==========      ============

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   INCOME
                           FROM INVESTMENT OPERATIONS                                    DISTRIBUTIONS
             --------------------------------------------------------  ---------------------------------------------------
                                              Net                                               In Excess
              Net Asset                   Realized and        Total                    Net        of Net
  Period        Value,        Net          Unrealized         from         Net      Realized     Realized
   Ended      Beginning    Investment    Gain (Loss) on   Investment   Investment    Gain on      Gain on       Total
December 31   of Period      Income        Investments     Operations    Income    Investments  Investments  Distributions
-----------   ---------    ----------    --------------   -----------  ----------  -----------  -----------  -------------
CLASS AAA
  2003(e)      $  6.96       $0.09           $1.04          $ 1.13       $(0.09)         --       $(0.33)(d)    $(0.42)
  2002            9.13        0.22           (1.55)          (1.33)       (0.22)         --        (0.62)(d)     (0.84)
  2001           11.72        0.11           (1.86)          (1.75)       (0.11)         --        (0.73)(d)     (0.84)
  2000           10.89        0.89            0.83            1.72        (0.89)         --           --         (0.89)
  1999+          10.00        0.04(a)         2.18            2.22        (0.03)      (1.23)       (0.07)        (1.33)
CLASS A
  2003(e)         6.96        0.09            1.06            1.15        (0.09)         --        (0.33)(d)     (0.42)
CLASS B
  2003(e)         6.96        0.07            1.01            1.08        (0.07)         --        (0.35)(d)     (0.42)
CLASS C
  2003(e)         6.96        0.06            1.04            1.10        (0.06)         --        (0.36)(d)     (0.42)

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------------
                                                        Net
              Net Asset               Net Assets     Investment        Expenses             Expenses
  Period       Value,                   End of     Income/(Loss)        Net of               Before            Portfolio
   Ended       End of     Total        Period     to Average Net       Waivers/              Waivers/           Turnover
December 31    Period    Return++    (in 000's)       Assets        Reimbursements(f)   Reimbursements(c)         Rate
-----------   ---------  --------    -----------  --------------    -----------------   -----------------      ---------
CLASS AAA
  2003(e)     $  7.67      17.0%       $28,372        2.53%              2.00%                2.00%                16%
  2002           6.96     (15.1)        13,215        2.91               2.00                 2.64                 41
  2001           9.13     (15.4)         9,727        1.02               2.00                 2.49                110
  2000          11.72      16.4         13,281        8.31               2.00                 2.88                215
  1999+         10.89      22.3          3,685        0.99(b)            2.00(b)             10.63(b)              94
CLASS A
  2003(e)        7.69      17.3            140        2.31               2.00                 2.00                 16
CLASS B
  2003(e)        7.62      16.3             68        2.12               2.75                 2.75                 16
CLASS C
  2003(e)        7.64      16.6            294        1.72               2.75                 2.75                 16

-------------------------
+ From commencement of investment operations on August 31, 1999 through December 31, 1999.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Based on average month-end shares outstanding.
(b) Annualized.
(c) During the six months ended June 30, 2003 and the periods ended December 31, 2002, 2001, 2000 and 1999, the Adviser reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) Return of Capital.
(e) For the period ended June 30, 2003; unaudited.
(f) The Fund incurred interest expense for the six months ended June 30, 2003. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.99%, 1.99%, 2.74% and 2.74% for Class AAA, Class A, Class B and Class C shares, respectively.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                       Mary E. Hauck
CHAIRMAN AND CHIEF                          (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                          GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.               MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                         Karl Otto Pohl
ATTORNEY-AT-LAW                             FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                   DEUTSCHE BUNDESBANK

Vincent D. Enright                          Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT                VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER                 LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                             Gus Coutsouros
PRESIDENT                                   VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB470Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                      THE
                      GABELLI
                      UTILITIES
                      FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utilities Fund
             ----------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                          ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
      ----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                          ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
      ----------------------------------------------

By (Signature and Title)*  /s/ Gus A. Coutsouros
                          -----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
      ----------------------------------------------

* Print the name and title of each signing officer under his or her signature.